Equity	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Equity
Note 11. Equity
Successor
Following the Silver Lake Transaction the Company operated with one class of stock.
During the period from February 1, 2020 through March 31, 2020 (Successor), the Company’s parent received a $50.0 million strategic investment in the Company’s equity by Workday, Inc. This investment was contributed to the Company as a capital contribution.
On June 11, 2021, the Company’s Board of Directors approved and made effective a
1,300,000-for-one
stock split of the Company’s common stock and filed an Amended and Restated Certificate of Incorporation, which authorized a total of 1,000,000,000 shares of Common Stock, $0.001 par value per share and 250,000,000 shares of Preferred Stock, par value $0.001 per share (the “Preferred Stock”). The par value per share of common stock remained unchanged at $0.001 per share. Authorized shares were increased from 10,000 shares to 1,000,000,000 shares. The condensed consolidated financial statements and notes give retroactive effect to the stock split for all Successor periods presented. After giving retroactive effect to the stock split, as of December 31, 2020, 130,000,000 shares of common stock were issued and outstanding.
In connection with the IPO, Fastball Holdco, L.P., the Company’s parent, was dissolved and all outstanding Class A LP Units, Class B LP Units, and Class C LP Units of Fastball Holdco, L.P. were exchanged for 130,000,000 shares of the Company’s common stock.
On June 25, 2021, the Company sold 22,856,250 shares of Common Stock in its IPO, including 2,981,250 shares that were sold pursuant to the full exercise of the underwriters’ option to purchase additional shares, at an offering price of $15.00 per share. The Company received aggregate net proceeds of $316.5 million after deducting underwriting discounts and commissions of $22.3 million and other offering expenses of $4.0 million. The Company used a portion of the proceeds to repay $200.0 million of outstanding indebtedness (see Note 6).
As of
September

30, 2021, no preferred stock had been issued and 152,870,750 shares of common stock were issued and outstanding
.
Predecessor
The Company authorized the issuance of an aggregate of 165,000,000 units consisting of three classes of units as follows: 140,000,000 Class A units, 7,500,000 Class B units, and 17,500,000 Class C units. All units had no par value.
Class
 A Units
 — During the Predecessor period, 140,000,000 Class A units were authorized and 138,714,853 units were issued. These units represented the most preferred class of equity and entitled the holders to the return of their capital contributions before amounts were distributed with respect to any other units.
Class
 B Units
 —
During the Predecessor period,
7,500,000
Class B units were authorized and
1,700,051
units were issued. These units represented common equity in that they provided rights to distributions junior to the A Units. These units reflected an equity interest in the entire company and were used for share-based compensation purposes.
Class
 C Units
 — During the Predecessor period, 17,500,000 Class C units were authorized and 9,271,556 units were issued. These units represented common equity in that they provided rights to distributions junior to the A Units. These units represented an equity interest in the entire Company with rights to distributions from earnings generated only by the Company’s screening business. Class C units were used for share-based compensation purposes.

12.	EQUITY
Predecessor
The Company authorized the issuance of an aggregate of 165,000,000 units consisting of three classes of units as follows: 140,000,000 Class A units, 7,500,000 Class B units, and 17,500,000 Class C units. All units had no par value.
Class
 A Units
 — As of December 31, 2019, 140,000,000 Class A units were authorized and 138,714,853 units were issued. These units represented the most preferred class of equity and entitled the holders to the return of their capital contributions before amounts were distributed with respect to any other units.
Class
 B Units
 — As of December 31, 2019, 7,500,000 Class B units were authorized and 1,700,051 units were issued. These units represented common equity in that they provided rights to distributions junior to the A Units. These units reflected an equity interest in the entire company and were used for share-based compensation purposes.
Class
 C Units
 — As of December 31, 2019, 17,500,000 Class C units were authorized and 9,271,556 units were issued. These units represented common equity in that they provided rights to distributions junior to the A Units. These units represented an equity interest in the entire Company with rights to distributions from earnings generated only by the Company’s screening business. Class C units were used for share-based compensation purposes.
Successor
The Company’s legal entity structure was changed as a result of the Silver Lake Transaction, resulting in the dissolution of all authorized and outstanding unit classes. Following the Silver Lake Transaction, the Company operates with one class of common stock consisting of 1,000,000,000 shares authorized and 130,000,000 shares issued and outstanding. The shares have a $0.001 par value.
During the period ended December 31, 2020 (Successor), the Company’s parent received a $50.0 million strategic investment in the Company’s equity by a leading provider of enterprise cloud applications for finance and human resources. This investment was contributed to the Company as a capital contribution.